Fair Value - Significant Unobservable Inputs Utilized to Estimate Fair Value (FY) (Details) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Oct. 22, 2024	Oct. 01, 2024	Mar. 31, 2024 USD ($)	Dec. 31, 2023
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in debt securities - AFS, measurement input		1.20		1.20
Earnout shares, measurement input	0.56	0.56		0.56
Volatility | WTI warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.56	0.56
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in debt securities - AFS, measurement input		2		2
Earnout shares, measurement input	6.3	6.8		7
Discount for lack of marketability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in debt securities - AFS, measurement input		0.31		0.18
Weighted average cost of capital
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in debt securities - AFS, measurement input		0.45		0.45
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in debt securities - AFS, measurement input		0.0423		0.0351
Earnout shares, measurement input	0.0387	0.0442		0.0362
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares, measurement input	4.8	13.85		10.87
Stock price | WTI warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		13.85	11.5
Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares, measurement input		0		0
Revenue risk premium
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares, measurement input	0.282	0.361
Revenue risk premium | Milestone One
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares, measurement input				0.061
Revenue risk premium | Milestone Three
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares, measurement input		0.361		0.306
Revenue volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares, measurement input	1.52	1.76
Revenue volatility | Milestone One
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares, measurement input				0.44
Revenue volatility | Milestone Three
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout shares, measurement input		1.76		1.65
Credit Spread | WTI warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.188	0.186
Convertible debt | Notes issued August 2022 due 2025
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Notes principal					$ 4,000
Convertible debt | Notes issued August 2022 due 2025 | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input					0.35
Convertible debt | Notes issued August 2022 due 2025 | Discount rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input						0.35
Convertible debt | Notes issued August 2022 due 2025 | Discount rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input						0.36
Convertible debt | Notes issued August 2022 due 2025 | Probability of expected outcomes: Financing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input					1	0.95
Convertible debt | Notes issued August 2022 due 2025 | Probability of expected outcomes: Change in control
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input					0	0.03
Convertible debt | Notes issued August 2022 due 2025 | Probability of expected outcomes: Other
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input					0	0.02
Convertible debt | Notes issued June and July 2023 due 2025
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Notes principal					$ 2,000
Convertible debt | Notes issued June and July 2023 due 2025 | Discount rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input					0.71	0.71
Convertible debt | Notes issued June and July 2023 due 2025 | Discount rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input					0.87	0.88
Convertible debt | Notes issued June and July 2023 due 2025 | Probability of expected outcomes: Financing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input					1	0.95
Convertible debt | Notes issued June and July 2023 due 2025 | Probability of expected outcomes: Change in control
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input					0	0.03
Convertible debt | Notes issued June and July 2023 due 2025 | Probability of expected outcomes: Other
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative, measurement input					0	0.02